Summary Of Significant Accounting Policies - Schedule of Foreign Currency Transaction Adjustments Accumulated Other Comprehensive Income (Details) - Yingxi Industrial Chain Group Co Ltd [Member]	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Spot CNY USD Exchange Rate [Member]
Foreign currency translation rate	0.1475	0.1437	0.1504
Average CNY USD Exchange Rate [Member]
Foreign currency translation rate		0.1505
Average CNY USD Exchange Rate [Member] | Minimum [Member]
Foreign currency translation rate	0.1452		0.1529
Average CNY USD Exchange Rate [Member] | Maximum [Member]
Foreign currency translation rate	0.1458		0.1531
Spot HKD: USD Exchange Rate [Member]
Foreign currency translation rate	0.1289	0.1289	0.1289
Average HKD: USD Exchange Rate [Member]
Foreign currency translation rate	0.1289	0.1289	0.1289
Spot RMB USD Exchange Rate [Member]
Foreign currency translation rate		0.0014		0.0015
Average RMB USD Exchange Rate [Member]
Foreign currency translation rate		0.0015		0.0016